Leases (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 03, 2022 USD ($)	Jan. 03, 2022 CNY (¥)
Operating lease, right-of-use asset	$ 354,854			¥ 2,528,974	¥ 2,988,691	$ 900,000	¥ 5,700,000
Operating lease, liability						$ 900,000	¥ 5,700,000
Weighted average remaining lease term	2 years 1 month 6 days			2 years 1 month 6 days
Rent expenses	$ 88,666	¥ 631,902	¥ 960,220
Maximum [Member]
Incremental borrowing rate	7.00%	7.00%